Note 7 - Interim condensed balance sheet disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note 6 - Interim condensed balance sheet disclosures
Disclosure of property, plant and equipment [text block]

	June 30, 2022	June 30, 2021
	kEUR	kEUR
Balance as of January 01	1,484	2,102
Additions	23,959	798
Depreciation	(84)	(38)
Impairment	—	(1,882)
Balance as of June 30	25,359	980

		Advance
		payments for
		technical
	Equipment /	equipment
	Hardware	and machinery	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs Jan. 1, 2021	281	1,965	2,246
Additions	546	926	1,472
Reclassifications	221	(221)	—
Deductions	—	—	—
Impairment	—	(1,965)	(1,965)
Acquisition or manufacturing costs Dec. 31, 2021	1,048	705	1,753
Accumulated depreciation Jan. 1, 2021	144	—	144
Depreciation	125	—	125
Accumulated depreciation Dec. 31, 2021	269	—	269
Carrying Amount Jan. 1, 2021	137	1,965	2,102
Carrying Amount Dec. 31, 2021	779	705	1,484

		Advance
		payments to
		technical
	Equipment /	equipment
	Hardware	and machinery	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs Jan. 1, 2020	239	2,313	2,552
Additions	42	—	42
Deductions	—	348	348
Impairment	—	—	—
Acquisition or manufacturing costs Dec. 31, 2020	281	1,965	2,246
Accumulated depreciation Jan. 1, 2020	83	—	83
Depreciation	61	—	61
Accumulated depreciation Dec. 31, 2020	144	—	144
Carrying Amount Jan. 1, 2020	156	2,313	2,469
Carrying Amount Dec. 31, 2020	137	1,965	2,102

Disclosure of financial assets [text block]

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
PayPal reserve	396	6,000
Receivables from payment providers and deposits	269	169
Debtor creditors	147	26
Current trade receivables	44	20
Current receivables (affiliated companies)	1	11
Other	106	7
Total	963	6,233

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
PayPal reserve	6,000	4,655
Receivables from crowdfunding and deposits	169	179
Debtors creditors	26	539
Current trade receivables	20	—
Current receivables (affiliated companies)	11	11
Other	7	20
Total	6,233	5,404

Disclosure of advance payments received from customers [text block]

	Balance as of				Balance as of
	Jan. 1, 2022	Additions	Repayment	Net interest	June 30, 2022
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	44,756	2,388	(1,098)	781	46,827
	44,756	2,388	(1,098)	781	46,827

	Balance as of				Balance as of
	Jan. 1, 2021	Additions	Repayment	Net interest	June 30, 2021
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	38,972	1,403	(488)	806	40,693
	38,972	1,403	(488)	806	40,693

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Advance payments received from customers	44,756	38,972
	44,756	38,972

	Balance as of				Balance as of
	Jan. 1, 2021	Additions	Repayment	Net interest	Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	38,972	5,198	(912)	1,498	44,756
	38,972	5,198	(912)	1,498	44,756

	Balance as of				Balance as of
	Jan. 1, 2020	Additions	Repayment	Net interest	Dec. 31, 2020
	KEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	11,164	30,565	(4,117)	1,360	38,972
	11,164	30,565	(4,117)	1,360	38,972

Disclosure of financial liabilities [text block]

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
Loans and participation rights	3,740	3,718
Lease liabilities	2,406	2,635
	6,146	6,353

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Loans and participation rights	3,718	3,665
Lease liabilities	2,635	1,669
	6,353	5,335

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Current other financial liabilities
Loans and participation rights	31	2,240
Mandatory convertible notes	—	6,859
Lease liabilities	441	289
	472	9,388

Disclosure of trade and other payables [text block]

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Trade payables	8,670	6,866
Other payables	7,089	1,001
Contract liabilities	115	—
	15,874	7,867
*	Certain amounts have been reclassified from prior period financial statements to conform to the current presentation.

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Trade payables	6,866	2,642
Other payables	715	232
	7,582	2,874

Disclosure of other current liabilities [text block]

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Accruals and deferrals	1,635	1,271
Employee tax liabilities (wage and church tax)	571	444
Tax liabilities (taxes and interest)	57	109
Current employee benefit liabilities (incl. social security)	11	383
Miscellaneous other liabilities	6	—
	2,280	2,207
*	Certain amounts have been reclassified from prior period financial statements to conform to the current presentation.

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Accruals and deferrals	2,011	1,463
Employee tax liabilities (wage and church tax)	372	146
Tax liabilities (VAT taxes and interest)	109	80
	2,492	1,689

Disclosure of intangible assets [text block]

	Website	Software	Total
	kEUR	kEUR	kEUR
Historical cost
Balance as of Jan. 1, 2021	43	—	43
Additions	2	222	224
Balance as of Dec. 31, 2021	45	222	267
Accumulated amortization
Balance as of Jan. 1, 2021	27	—	27
Amortization	11	23	34
Balance as of Dec. 31, 2021	38	23	61
Carrying Amount as of Jan. 1, 2021	16	—	16
Carrying Amount as of Dec. 31, 2021	7	199	206

	Website	Software	Total
	kEUR	kEUR	kEUR
Historical cost
Balance as of Jan. 1, 2020	43	—	43
Additions	—	—	—
Balance as of Dec. 31, 2020	43	—	43
Accumulated amortization
Balance as of Jan. 1, 2020	16	—	16
Amortization	11	—	11
Balance as of Dec. 31, 2020	27	—	27
Carrying Amount as of Jan. 1, 2020	27	—	27
Carrying Amount as of Dec. 31, 2020	16	—	16

Disclosure of quantitative information about right-of-use assets [text block]

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	—	1,496
Depreciation of right-of-use assets	405	10	415
Right-of-use assets on December 31, 2021	2,997	21	3,018
Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	—	—	—
Total cash outflow for leases	423	12	435

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2020	2,211	24	2,235
Additions to right-of-use assets	—	15	15
Depreciation of right-of-use assets	305	8	313
Right-of-use assets on December 31, 2020	1,906	31	1,937
Interest expense on lease liabilities	35	4	39
Expense relating to short-term leases	—	—	—
Total cash outflow for leases	311	12	323

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2019	—	—	—
Additions to right-of-use assets	2,372	25	2,397
Depreciation of right-of-use assets	161	1	163
Right-of-use assets on December 31, 2019	2,211	24	2,235
Interest expense on lease liabilities	22	1	23
Expense relating to short-term leases	84	—	84
Total cash outflow for leases	271	5	276

Disclosure of lease prepayments [text block]

kEUR	< 1 year	1 to 5 years	>5 years
Buildings	488	1,988	810
Cars	15	12	—
Total December 31, 2021	503	2,000	810

kEUR	< 1 year	1 to 5 years	>5 years
Buildings	311	1,302	421
Cars	12	24	—
Total December 31, 2020	323	1,326	421

Disclosure of cash and cash equivalents [text block]

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Bank balances	132,947	43,266
Allowance for expected credit losses	(8)	(2)
Total	132,939	43,264

Disclosure of loans and participation rights [text block]

				Subordinated	Mandatory
	Loan	Loan	Loan	loans	convertible	Participation
Nominal amounts	1	2	3*	(crowd funding)	Notes	rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2020**	—	295	2,590	1,967	—	1,383	6,235
Addition	1,225	—	—	2,795	6,800	—	10,820
Accrued interest	46	12	277	101	—	—	435
Repayment	—	(107)	(1,219)	(1,731)	—	—	(3,058)
Conversion to equity	—	—	(1,648)	—	—	—	(1,648)
Dec. 31, 2020	1,271	200	—	3,131	6,800	1,383	12,784
Addition	—	—	—	—	—	—	—
Accrued interest	50	—	—	174	—	52	276
Repayment	(36)	(200)	—	(805)	—	(1,435)	(2,475)
Conversion to equity	—	—	—	—	(6,800)	—	(6,800)
Dec. 31, 2021	1,285	—	—	2,500	—	—	3,785
*	Shareholder transaction in 2020
**	including nominal interest accrued in previous periods if applicable

				Subordinated	Mandatory
	Loan	Loan	Loan	loans	convertible	Participation
Carrying amounts	1	2	3*	(crowd funding)	Notes	rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2020	—	295	2,583	2,026	—	1,346	6,250
Initial recognition	1,225	—	—	2,714	6,800	—	10,739
Subsequent measurement	46	12	284	53	59	28	482
Derecognition	—	(107)	(1,219)	(1,731)	—	—	(3,058)
Conversion to equity	—	—	(1,648)	—	—	—	(1,648)
Dec. 31, 2020	1,271	200	—	3,062	6,859	1,374	12,766
Initial recognition	—	—	—	—	—	—	—
Subsequent measurement	14	—	—	58	2,802	62	2,936
Derecognition	—	(200)	—	(655)	—	(1,436)	(2,291)
Conversion to equity	—	—	—	—	(9,661)	—	(9,661)
Dec. 31, 2021	1,285	—	—	2,465	—	—	3,750
*	Shareholder transaction in 2020

Disclosure of other provisions, contingent liabilities and contingent assets [text block]

	Balance as of				Balance as of
	Jan. 1, 2021	Usage	Reversals	Additions	Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR
Other provisions	—	—	—	65	65
Personnel costs	—	—	—	—	—
Financial statements	111	(111)	—	2,137	2,137
	111	(111)	—	2,202	2,202

	Balance as of				Balance as of
	Jan. 1, 2020	Usage	Reversals	Additions	Dec. 31, 2020
	KEUR	kEUR	kEUR	kEUR	kEUR
Other provisions	—	—	—	—	—
Personnel costs	584	(584)	—	—	—
Financial statements	52	(46)	—	105	111
	636	(630)	—	105	111